CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A common stock subject to possible redemption	812,715	1,848,503	1,848,503
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A Subject to Redemption [Member]
Class A common stock subject to possible redemption	812,715	1,848,503	10,326,000
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Class A Not Subject to Redemption [Member]
Common stock, shares issued	2,684,760	103,260	103,260
Common stock, shares outstanding	2,684,760	103,260	103,260
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	0	2,581,500	2,581,500
Common stock, shares outstanding	0	2,581,500	2,581,500